LIBERTY HIGH YIELD SECURITIES FUND

                                Semiannual Report

                                  June 30, 2002

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

PRESIDENT'S MESSAGE

Dear Shareholder:

Over the past six months, the environment for the high-yield bond market was shaped by economic events and investor concerns. The high-yield sector staged a comeback early in the period as the economy recovered from its first recession in a decade. But high profile bankruptcies and reports of accounting irregularities cut short the sector's rally late in the period, and the sector gave back its gains.

The US stock market also declined sharply during the period, a reminder that having a fixed-income component in your portfolio may be particularly beneficial when stocks fall on difficult times. If traditional fixed-income investments are not part of your portfolio, you may want to speak with your financial advisor about the potential benefits of incorporating them in your financial plan.

The following report will provide you with more detailed information about the fund's performance and the strategies used by portfolio manager Scott Richards. As always, we thank you for investing in Liberty High Yield Securities Fund and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President
Liberty Funds

NET ASSET VALUE PER SHARE as of 6/30/02 ($)
         Class A                          4.19
         Class B                          4.19
         Class C                          4.19
         Class Z                          4.19


DISTRIBUTIONS DECLARED PER SHARE, 1/1/02 - 6/30/02 ($)
         Class A                          0.23
         Class B                          0.21
         Class C                          0.21
         Class Z                          0.23



Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

             o NOTFDIC INSURED o May lose value o No bank guarantee

PERFORMANCE INFORMATION

Value of a $10,000 investment
6/30/92 - 6/30/02

PERFORMANCE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES 6/30/92 - 6/30/02 ($)

                  without      with
                   sales       sales
                  charge      charge
----------------------------------------
 Class A          17,160      16,345
----------------------------------------
 Class B          15,896      15,896
----------------------------------------
 Class C          16,469      16,469
----------------------------------------
 Class Z          17,311        N/A
----------------------------------------


[line chart data]:

              Class A shares        Class A shares       CS First Boston
            without sales charge   with sales charge   High Yield Index

6/1992           $10,000.0         $ 9,525.0        $10,000.0
                  10,165.0           9,682.0         10,154.0
                  10,332.0           9,841.0         10,294.0
                  10,452.0           9,955.0         10,361.0
                  10,330.0           9,840.0         10,253.0
                  10,485.0           9,987.0         10,407.0
                  10,609.0          10,105.0         10,525.0
                  10,883.0          10,366.0         10,812.0
                  11,075.0          10,549.0         11,026.0
                  11,269.0          10,734.0         11,259.0
                  11,413.0          10,871.0         11,323.0
                  11,611.0          11,059.0         11,488.0
                  11,862.0          11,298.0         11,696.0
                  11,958.0          11,390.0         11,818.0
                  12,037.0          11,465.0         11,918.0
                  12,081.0          11,507.0         11,986.0
                  12,411.0          11,821.0         12,206.0
                  12,546.0          11,950.0         12,359.0
                  12,701.0          12,097.0         12,515.0
                  13,021.0          12,402.0         12,738.0
                  13,025.0          12,406.0         12,757.0
                  12,732.0          12,127.0         12,382.0
                  12,529.0          11,934.0         12,216.0
                  12,589.0          11,991.0         12,286.0
                  12,650.0          12,049.0         12,203.0
                  12,653.0          12,052.0         12,261.0
                  12,657.0          12,056.0         12,349.0
                  12,680.0          12,078.0         12,398.0
                  12,665.0          12,063.0         12,407.0
                  12,551.0          11,955.0         12,263.0
                  12,655.0          12,054.0         12,393.0
                  12,779.0          12,172.0         12,523.0
                  13,107.0          12,485.0         12,831.0
                  13,193.0          12,566.0         12,976.0
                  13,505.0          12,864.0         13,264.0
                  13,800.0          13,144.0         13,638.0
                  13,866.0          13,207.0         13,728.0
                  14,100.0          13,431.0         13,941.0
                  14,124.0          13,453.0         13,980.0
                  14,340.0          13,659.0         14,141.0
                  14,515.0          13,826.0         14,298.0
                  14,604.0          13,910.0         14,365.0
                  14,889.0          14,181.0         14,548.0
                  15,154.0          14,434.0         14,824.0
                  15,287.0          14,561.0         14,903.0
                  15,152.0          14,433.0         14,862.0
                  15,243.0          14,519.0         14,943.0
                  15,358.0          14,628.0         15,064.0
                  15,358.0          14,628.0         15,097.0
                  15,450.0          14,716.0         15,233.0
                  15,728.0          14,981.0         15,399.0
                  16,149.0          15,382.0         15,664.0
                  16,149.0          15,382.0         15,795.0
                  16,458.0          15,676.0         16,041.0
                  16,710.0          15,916.0         16,354.0
                  16,855.0          16,054.0         16,474.0
                  17,219.0          16,401.0         16,783.0
                  16,876.0          16,075.0         16,595.0
                  17,049.0          16,239.0         16,743.0
                  17,471.0          16,642.0         17,080.0
                  17,747.0          16,904.0         17,312.0
                  18,175.0          17,312.0         17,679.0
                  18,226.0          17,360.0         17,774.0
                  18,660.0          17,774.0         18,126.0
                  18,660.0          17,774.0         18,125.0
                  18,815.0          17,921.0         18,253.0
                  19,027.0          18,124.0         18,419.0
                  19,421.0          18,499.0         18,732.0
                  19,528.0          18,600.0         18,879.0
                  19,768.0          18,829.0         18,973.0
                  19,822.0          18,880.0         19,115.0
                  19,849.0          18,907.0         19,173.0
                  19,931.0          18,984.0         19,213.0
                  20,172.0          19,214.0         19,347.0
                  18,843.0          17,948.0         18,034.0
                  18,681.0          17,793.0         18,032.0
                  18,355.0          17,484.0         17,673.0
                  19,561.0          18,632.0         18,569.0
                  19,438.0          18,515.0         18,526.0
                  19,761.0          18,822.0         18,700.0
                  19,785.0          18,845.0         18,661.0
                  20,176.0          19,218.0         18,831.0
                  20,527.0          19,552.0         19,247.0
                  20,144.0          19,187.0         19,039.0
                  20,260.0          19,298.0         19,049.0
                  20,323.0          19,358.0         19,058.0
                  20,232.0          19,271.0         18,889.0
                  20,137.0          19,180.0         18,743.0
                  20,171.0          19,213.0         18,651.0
                  20,510.0          19,536.0         18,905.0
                  20,639.0          19,659.0         19,134.0
                  20,410.0          19,440.0         19,057.0
                  20,720.0          19,736.0         19,175.0
                  20,405.0          19,436.0         18,888.0
                  20,273.0          19,310.0         18,860.0
                  19,885.0          18,941.0         18,558.0
                  20,046.0          19,094.0         18,973.0
                  20,249.0          19,287.0         19,152.0
                  20,449.0          19,478.0         19,280.0
                  20,108.0          19,153.0         19,103.0
                  19,229.0          18,316.0         18,509.0
                  18,125.0          17,264.0         17,779.0
                  18,511.0          17,632.0         18,137.0
                  19,972.0          19,023.0         19,225.0
                  20,030.0          19,078.0         19,419.0
                  19,259.0          18,344.0         19,033.0
                  18,808.0          17,915.0         18,835.0
                  18,981.0          18,080.0         19,211.0
                  18,161.0          17,298.0         18,914.0
                  18,147.0          17,285.0         19,116.0
                  18,281.0          17,413.0         19,384.0
                  16,815.0          16,016.0         18,163.0
                  17,422.0          16,594.0         18,577.0
                  18,035.0          17,178.0         19,177.0
                  17,997.0          17,142.0         19,188.0
                  18,184.0          17,321.0         19,367.0
                  17,862.0          17,014.0         19,229.0
                  18,171.0          17,308.0         19,669.0
                  18,324.0          17,454.0         19,982.0
                  18,075.0          17,216.0         19,912.0
6/2002            17,160.0          16,345.0         19,219.0


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance is no guarantee future results. Share price and investment return will vary, so you may have a gain or loss when you sell your shares. The above illustration assumes a $10,000 investment made on June 30, 1992 and reinvestment of income and capital gains distributions. The CS First Boston High Yield Index is a broad-based, unmanaged index that tracks the performance of high-yield bonds. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.


AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/02 (%)

Share class                      A                            B                           C                     Z
Inception                    10/21/71                      6/8/92                      1/15/96               1/8/99
-------------------------------------------------------------------------------------------------------------------
                        without        with         without         with         without        with         without
                         sales         sales         sales          sales         sales         sales         sales
                        charge        charge        charge         charge        charge        charge        charge
-------------------------------------------------------------------------------------------------------------------
6-month (cumulative)     -4.59         -9.12         -4.95         -9.48         -4.88          -5.78         -4.47
-------------------------------------------------------------------------------------------------------------------
1-year                   -5.46         -9.95         -6.17        -10.43         -6.03          -6.88         -5.22
-------------------------------------------------------------------------------------------------------------------
5-year                   -0.66         -1.62         -1.41         -1.66         -1.26          -1.26         -0.48
-------------------------------------------------------------------------------------------------------------------
10-year                   5.55          5.04          4.74          4.74          5.12           5.12          5.64



Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Classes B, C and Z share (newer class shares) performance information includes returns for the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of class B and C shares would have been lower, and returns for the class Z shares would have been higher.

SEC YIELDS AS OF 6/30/02 (%)1

CLASS A                                  9.78
CLASS B                                  9.51
CLASS C                                  9.66
CLASS Z                                 10.55

1 THE 30-DAY SEC YIELDS REFLECT THE PORTFOLIO'S EARNING POWER NET
  OF EXPENSES, EXPRESSED AS AN ANNUALIZED PERCENTAGE OF THE PUBLIC OFFERING PRICE PER SHARE. IF THE ADVISOR OR ITS AFFILIATES HAD NOT WAIVED CERTAIN FUND EXPENSES, THE SEC YIELD FOR CLASS C SHARES WOULD HAVE BEEN 9.51%.

TOP 10 ISSUERS AS OF 6/30/02 (%)
ALLIED WASTE NORTH AMERICA                2.1
RIVERWOOD INTERNATIONAL                   1.7
SOVEREIGN BANK                            1.4
CHARTER COMMUNICATIONS                    1.3
ECHOSTAR COMMUNICATIONS                   1.3
PREMIER INTERNATIONAL FOODS               1.2
INTERTEK FINANCE                          1.2
YELL FINANCE                              1.1
D.R. HORTON                               1.1
METALLURG                                 1.1


QUALITY BREAKDOWN AS OF 6/30/02 (%)
AAA                                       2.1
BBB                                       2.0
BB                                       19.0
B                                        60.7
CCC                                       9.0
CC                                        1.7
D                                         0.5
NON-RATED                                 0.9
EQUITY                                    1.9
OTHER NET ASSETS                          2.2

Portfolio holdings and quality breakdown are calculated as a percentage of net assets. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings and quality breakdown in the future.

Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies:
Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. The "Other" category represents the total of other assets and liabilities.



 PORTFOLIO MANAGER'S REPORT

For the six months ended June 30, 2002, Liberty High Yield Securities Fund returned negative 4.59% for class A shares without sales charge. That was lower than the fund's benchmark, the CS First Boston High Yield Index, which returned 0.15%. The fund also underperformed its peer group, the Lipper High Current Yield Funds Category average of negative 3.77% for the same period. High yield security indexes generated a very wide dispersion of returns for the six-month period, from a negative 6.1% for the Salomon Smith Barney High Yield Index to the positive 0.2% for the CS First Boston High Yield Index. The fund's aggressive strategy and focus on lower quality B-rated bonds accounted for its underperformance during a period in which credit risk was penalized and conditions were generally unfavorable for the high-yield bond market.

A SHORT-LIVED RALLY GAVE WAY TO DECLINES

A recovery in high-yield bond prices late in 2001 faded as expectations of a solid economic rebound began to unravel. After showing positive returns early in the year, the high-yield market declined for most of the period. B rated bonds, the credit-intensive category where the fund tends to focus, came under pressure. Negative second quarter results for high-yield bonds wiped out modest gains recorded earlier. Most of the damage occurred in June, one of the most difficult months ever for high-yield bonds.

The problems plaguing high-yield securities mirrored those that dragged down stock prices in general. Corporate misgovernance, accounting scandals and earnings shortfalls came atop general concern that the economic recovery was delayed.

PORTFOLIO QUALITY MOVED HIGHER

We addressed these challenges by continuing to upgrade the fund's portfolio, a process in place for many months. In addition to eliminating underperformers, we increased exposure to BB-rated bonds and reduced holdings in the more speculative CCC category. CCC rated bonds, which tend to behave most like stocks, declined sharply over this period.

Over the past two years, the high-yield bond market has been experiencing default rates well above historical averages. Although defaults are inevitable in the high-yield universe, the fund's default experience has been better than the industry average despite our focus on the riskier B rated bonds. Many recent defaults occurred in the beleaguered telecom industry and among CCC issues.

CABLE AND TELECOM HOLDINGS DISAPPOINTED

Overexposure to cable companies relative to our benchmark hurt performance. Timely sales of Adelphia and other cable holdings brought that sector's weighting more in line with the index by the end of the period. We bought a small position in WorldCom, which amounted to 0.3% of net assets, vs. 1.3% of WorldCom's weighting in high-yield indices, after concerns about short-term liquidity caused the bonds to trade at a deep discount. Once the extent of WorldCom's accounting irregularities became known, we sold the bonds while we sold the bonds at a loss, our underweighting position, actually was a source of positive relative return.

DEFENSIVE AND INDUSTRIAL SECTORS ADDED
TO RESULTS

The fund's investments in the more defensive sectors made a positive contribution to performance. K. Hovnanian Enterprises, KB Home and Lennar (0.9%, 0.6% and 0.6% of net assets, respectively) all reflected strength in the housing market and the market's preference for BB bonds. For-profit hospital companies HCA (0.9% of net assets) and Bio-Rad Laboratories (0.6% of net assets), which supply clinical testing products and services to research laboratories, both made positive contributions to performance. Industrial holdings that aided performance included Actuant, a diversified manufacturer; Flowserve a manufacturer of pumps and valves; and Agco, which makes agricultural machinery (0.5%, 0.4% and 0.4% of net assets, respectively).

A RECOVERY WOULD BE THE BEST CATALYST

Improving world economies and a recovery in the equity markets would provide further support to the high-yield bond sector. In the meantime, our seasoned team of analysts and managers seeks to invest in asset-rich companies with strong market niches and improving fundamentals.

/S/ Scott B. Richards

Scott B. Richards

Scott B. Richards is the portfolio manager of the Liberty High Yield Securities Fund. He joined Colonial Management Associates, Inc. (CMA), an affiliate of Columbia Management Group, in 1999, and is a senior vice president of CMA and lead manager of the company's high-yield portfolios.

------------------
Holdings are disclosed as of June 30, 2002 and are subject to change.

Investing in high-yield bonds involves greater credit risk and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with domestic investments.

 PORTFOLIO STRUCTURE AS OF 6/30/02 (%)

[bar chart data]:

Corporate Bonds                    93.7
Other                               2.2
Cash Equivalents                    2.1
Preferred Stock                     1.5
Common Stock                        0.4
Warrants                            0.1


 MATURITY BREAKDOWN AS OF 6/30/02 (%)

[pie chart data]:

1-3 years:                          1.3
3-5 years:                         14.9
5-10 years:                        74.7
10-15 years:                        2.8
Equity:                             2.0
Repurchase Agreement:               2.1
Other Net Assets:                   2.2


Portfolio structure and maturity breakdowns are calculated as a percentage of net assets. The "Other" category represents the total of other assets and liabilities.

Maturity breakdown is based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity.

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality and maturity breakdowns in the future.

 INVESTMENT PORTFOLIO

June 30, 2002 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES - 93.7%                 PAR        VALUE
-------------------------------------------------------
CONSTRUCTION - 5.3%
BUILDING CONSTRUCTION - 5.3%
Associated Materials, Inc.,
   9.750% 04/15/12            $ 2,625,000   $ 2,703,750
Atrium Companies, Inc.,
   10.500% 05/01/09             1,655,000     1,663,275
Congoleum Corp.,
   8.625% 08/01/08              1,755,000     1,421,550
D.R. Horton, Inc.,
   9.750% 09/15/10              7,400,000     7,770,000
KB Home,
   8.625% 12/15/08              3,850,000     3,984,750
K. Hovnanian Enterprises, Inc.:
   8.875% 04/01/12 (a)          1,185,000     1,173,150
   10.500% 10/01/07             4,680,000     5,124,600
Lennar Corp.,
   7.625% 03/01/09              4,195,000     4,341,825
Ryland Group, Inc.,
   9.125% 06/15/11              2,675,000     2,835,500
Standard Pacific Corp.,
   9.250% 04/15/12              5,700,000     5,700,000
                                            -----------
                                             36,718,400
                                            -----------

-------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 3.1%
DEPOSITORY INSTITUTIONS - 1.4%
Sovereign Bancorp, Inc.,
   10.500% 11/15/06             8,575,000     9,665,569
                                            -----------
FINANCIAL SERVICES - 1.7%
Intertek Finance PLC,
   10.250% 11/01/06             7,700,000     8,094,625
Williams Scotsman, Inc.,
   9.875% 06/01/07              4,000,000     3,840,000
                                            -----------
                                             11,934,625
                                            -----------

-------------------------------------------------------
MANUFACTURING - 31.6%
CHEMICALS & ALLIED PRODUCTS - 8.0%
Acetex Corp.,
   10.875% 08/01/09             2,300,000     2,403,500
Avecia Group PLC,
   11.000% 07/01/09             2,770,000     2,770,000
Huntsman ICI Holdings LLC,
   (b) 12/31/09                 30,775,000    7,386,000
Koppers Industries, Inc.,
   9.875% 12/01/07             5,800,000      5,829,000
Lyondell Chemical Co.:
   9.625% 05/01/07             3,475,000      3,318,625
   11.125% 07/15/12             3,675,000     3,647,437
MacDermid, Inc.,
   9.125% 07/15/11             3,075,000      3,228,750
Messer Griesheim Holding Co.,
   10.375% 06/01/11     EUR    4,670,000      4,954,676



                                      PAR        VALUE
-------------------------------------------------------
OM Group, Inc.,
   9.250% 12/15/11           $ 2,805,000    $ 2,903,175
Sterling Chemicals, Inc.,
   11.750% 08/15/06 (c)         13,400,000    1,340,000
Terra Capital, Inc.,
   12.875% 10/15/08 (a)         7,325,000     7,581,375
Terra Industries, Inc.,
   10.500% 06/15/05             4,125,000     3,630,000
Texas Petrochemical Corp.,
   11.125% 07/01/06             7,850,000     6,358,500
                                            -----------
                                             55,351,038
                                            -----------
ELECTRONIC & ELECTRICAL EQUIPMENT - 1.4%
Amphenol Corp.,
   9.875% 05/15/07              4,200,000     4,368,000
Condor Systems, Inc.,
   11.875% 05/01/09 (c)         4,000,000       880,000
Flextronics International Ltd.,
   9.875% 07/01/10              4,500,000     4,725,000
                                            -----------
                                              9,973,000
                                            -----------
FABRICATED METAL - 0.5%
Earle M. Jorgensen Co.,
   9.750% 06/01/12 (a)          3,400,000     3,366,000
                                            -----------
FOOD & KINDRED PRODUCTS - 3.8%
Constellation Brands, Inc.,
   8.125% 01/15/12             2,000,000      2,070,000
Del Monte Corp.,
   9.250% 05/15/11             1,925,000      1,982,750
Dole Food Co., Inc.,
   7.250% 05/01/09 (a)         3,350,000      3,417,469
New World Pasta Co.,
   9.250% 02/15/09              2,200,000     2,134,000
Premier International
   Foods PLC,
   12.000% 09/01/09            7,700,000      8,393,000
Roundy's, Inc.,
   8.875% 06/15/12 (a)          1,740,000     1,726,950
Smithfield Foods, Inc.,
   8.000% 10/15/09 (a)          4,100,000     4,130,750
United Biscuits Finance PLC,
   10.750% 04/15/11       GBP  1,500,000      2,578,074
                                            -----------
                                             26,432,993
                                            -----------
FURNITURE & FIXTURES - 0.7%
Juno Lighting, Inc.,
   11.875% 07/01/09         $  4,375,000      4,506,250
                                            -----------
MACHINERY & COMPUTER EQUIPMENT - 0.8%
JLG Industries, Inc.,
   8.375% 06/15/12 (a)         1,830,000      1,820,850
NMHG Holding Co.,
   10.000% 05/15/09 (a)        1,180,000      1,191,800
Numatics, Inc.,
   9.625% 04/01/08             3,785,000      2,271,000
                                            -----------
                                              5,283,650
                                            -----------

See notes to investment portfolio.

June 30, 2002 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)             PAR        VALUE
------------------------------------------------------
MANUFACTURING (CONTINUED)
MEASURING & ANALYZING INSTRUMENTS - 0.4%
Fisher Scientific International,
   Inc.,
   8.125% 05/01/12 (a)       $ 3,025,000    $ 3,017,438
                                            -----------
MISCELLANEOUS MANUFACTURING - 5.4%
Actuant Corp.,
   13.000% 05/01/09            3,006,000      3,471,930
Agco Corp.,
   9.500% 05/01/08             2,850,000      3,021,000
Amscan Holdings, Inc.,
   9.875% 12/15/07             7,000,000      6,300,000
Applied Extrusion
   Technologies Inc.,
   10.750% 07/01/11            3,500,000      3,150,000
Ball Corp.,
   8.250% 08/01/08             1,900,000      1,966,500
Flowserve Corp.,
   12.250% 08/15/10            2,759,000      3,103,875
ISG Resources, Inc.,
   10.000% 04/15/08            4,500,000      4,230,000
Johnsondiversey, Inc.,
   9.625% 05/15/12 (a)         2,250,000      2,340,000
Owens-Illinois, Inc.:
   7.350% 05/15/08             3,050,000      2,714,500
   7.500% 05/15/10                45,000         39,600
Tekni-Plex, Inc.,
   12.750% 06/15/10            7,025,000      7,270,875
                                            -----------
                                             37,608,280
                                            -----------
PAPER PRODUCTS - 2.6%
Corp. Durango SA,
   13.125% 08/01/06            4,035,000      3,429,750
Riverwood International Corp.,
   10.875% 04/01/08           11,075,000     11,545,688
Tembec Industries, Inc.,
   8.500% 02/01/11             3,110,000      3,203,300
                                            -----------
                                             18,178,738
                                            -----------
POLLUTION CONTROL - 0.2%
Envirosource, Inc.,
   14.000% 12/15/08            1,988,860      1,591,088
                                            -----------
PRIMARY METAL - 1.4%
AK Steel Corp.,
   7.750% 06/15/12 (a)         2,150,000      2,139,250
Kaiser Aluminum & Chemical
   Corp.,
   10.875% 10/15/06            5,400,000      4,428,000
Renco Metals, Inc.,
   11.500% 07/01/03 (c)        3,000,000        300,000
WCI Steel Inc.,
   10.000% 12/01/04            4,615,000      2,572,863



                                      PAR        VALUE
------------------------------------------------------
Wheeling-Pittsburgh Corp.,
   9.250% 11/15/07 (c)       $ 10,150,000     $ 203,000
                                            -----------
                                              9,643,113
                                            -----------
PRINTING & PUBLISHING - 2.6%
PriMedia Inc.,
   8.875% 05/15/11             2,055,000      1,479,600
Quebecor Media, Inc.,
   11.125% 07/15/11            5,000,000      4,950,000
Von Hoffman Corp.
   10.250% 03/15/09 (a)        3,750,000      3,843,750
Yell Finance BV,
   10.750% 08/01/11            7,150,000      7,865,000
                                            -----------
                                             18,138,350
                                            -----------
STONE, CLAY, GLASS & CONCRETE - 0.4%
Anchor Glass Container Corp.,
   11.250% 04/01/05 (d)        2,250,000      2,452,500
                                            -----------
TEXTILE MILL PRODUCTS - 0.2%
Collins & Aikman Floor Cover,
   9.750% 02/15/10             1,600,000      1,632,000
                                            -----------
TRANSPORTATION EQUIPMENT - 3.2%
Allied Holdings, Inc.,
   8.625% 10/01/07             2,000,000      1,560,000
Collins & Aikman Products Co.,
   10.750% 12/31/11 (a)        5,615,000      5,615,000
Dana Corp.,
   10.125% 03/15/10 (a)         1,575,000     1,614,375
Dura Operating Corp.:
   8.625% 04/15/12 (a)          3,460,000     3,477,300
   9.000% 05/01/09              1,350,000     1,309,500
Lear Corp.,
   8.110% 05/15/09              3,935,000     4,033,375
Newcor, Inc.,
   9.875% 03/01/08 (c)          4,600,000       598,000
Pennzoil-Quaker State Co.,
   10.000% 11/01/08 (a)         3,685,000     4,274,600
                                            -----------
                                             22,482,150
                                            -----------

--------------------------------------------------------
MINING & ENERGY - 7.2%
METAL MINING - 1.3%
Metallurg, Inc.,
   11.000% 12/01/07            8,700,000      7,743,000
TriMas Corp.,
   9.875% 06/15/12 (a)         1,250,000      1,262,500
                                            -----------
                                              9,005,500
                                            -----------
OIL & GAS EXTRACTION - 5.9%
Chesapeake Energy Corp.,
   8.125% 04/01/11             1,625,000      1,600,625
Compton Petroleum Corp.,
   9.900% 05/15/09 (a)         2,575,000      2,637,032
El Paso Energy Partners, LP,
   8.500% 06/01/11 (a)         4,250,000      4,207,500




See notes to investment portfolio.

June 30, 2002 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)             PAR        VALUE
------------------------------------------------------
MINING & ENERGY (CONTINUED)
OIL & GAS EXTRACTION (CONTINUED)
Encore Acquisition Co.,
   8.375% 06/15/12 (a)       $ 2,470,000    $ 2,470,000
Forest Oil Corp.,
   8.000% 06/15/08             1,775,000      1,783,875
Harvest Natural Resources,
   Inc.
   9.375% 11/01/07             2,565,000      2,205,900
Magnum Hunter Resources,
   Inc.:
   9.600% 03/15/12             2,500,000      2,562,500
   10.000% 06/01/07            2,540,000      2,590,800
Mariner Energy, Inc.,
   10.500% 08/01/06            5,095,000      4,840,250
Petsec Energy, Inc.,
   9.500% 06/15/07 (c)         6,825,000         68,250
Pioneer Natural Resources Co.,
   7.500% 04/15/12               920,000        915,400
Pogo Producing Co.,
   8.250% 04/15/11             6,500,000      6,500,000
Stone Energy Corp.,
   8.250% 12/15/11 (a)         1,690,000      1,698,450
TransTexas Gas Corp.,
   15.000% 03/15/05              475,296        182,989
Trico Marine Services, Inc.,
   8.875% 05/15/12 (a)         2,110,000      2,094,175
XTO Energy, Inc.,
   7.500% 04/15/12             4,500,000      4,567,500
                                            -----------
                                             40,925,246
                                            -----------

--------------------------------------------------------
RETAIL TRADE - 1.5%
FOOD STORES - 0.6%
Michael Foods, Inc.:
   9.250% 07/01/09             1,000,000      1,065,000
   11.750% 04/01/11            1,250,000      1,362,500
Pathmark Stores, Inc.,
   8.750% 02/01/12             1,500,000      1,522,500
                                            -----------
                                              3,950,000
                                            -----------
MISCELLANEOUS RETAIL - 0.3%
Steinway Musical Instruments,
   Inc.,
   8.750% 04/15/11             1,775,000      1,801,625
                                            -----------
RESTAURANTS - 0.6%
Yum! Brands, Inc.:
   7.700% 07/01/12             2,175,000      2,153,250
   8.875% 04/15/11 2,240,000   2,374,400
                                            -----------
                                              4,527,650
                                            -----------

--------------------------------------------------------


                                      PAR        VALUE
-------------------------------------------------------
SERVICES - 19.4%
AMUSEMENT & RECREATION - 8.6%
Ameristar Casinos, Inc.,
   10.750% 02/15/09           $ 3,185,000   $ 3,407,950
Anchor Gaming,
   9.875% 10/15/08              4,525,000     5,348,821
Argosy Gaming Co.,
   10.750% 06/01/09             3,895,000     4,196,862
Boyd Gaming Corp.,
   9.500% 07/15/07             2,750,000      2,777,500
Circus & Eldorado/Silver
   Legacy Capital Corp.,
   10.125% 03/01/12 (a)        2,775,000      2,872,125
Coast Hotels & Casinos,
   Inc.,
   9.500% 04/01/09             4,375,000      4,593,750
Hollywood Casino Corp.,
   11.250% 05/01/07            6,435,000      6,933,713
Hollywood Casino Shreveport,
   13.000% 08/01/06             5,530,000     6,027,700
Hollywood Park, Inc.:
   9.250% 02/15/07             6,500,000      5,980,000
   9.500% 08/01/07               225,000        218,250
Majestic Investor Holdings,
   11.653% 11/30/07 (a)        1,700,000      1,615,000
Penn National Gaming, Inc.,
   11.125% 03/01/08            4,000,000      4,300,000
Regal Cinemas, Inc.,
   9.375% 02/01/12 (a)         4,625,000      4,810,000
Riviera Holdings Corp.,
   11.000% 06/15/10 (a)        1,905,000      1,885,950
Six Flags, Inc.,
   9.500% 02/01/09             2,050,000      2,080,750
Venetian Casino Resort LLC,
   11.000% 06/15/10 (a)        2,660,000      2,679,950
                                            -----------
                                             59,728,321
                                            -----------
AUTO REPAIR SERVICES & PARKING - 0.7%
United Rentals, Inc.:
   8.800% 08/15/08             2,715,000      2,606,400
   9.500% 06/01/08             1,985,000      1,955,225
                                            -----------
                                              4,561,625
                                            -----------
FUNERAL SERVICES - 1.1%
Service Corp. International,
   7.700% 04/15/09             4,440,000      4,062,600
Stewart Enterprises, Inc.,
   10.750% 07/01/08            3,475,000      3,857,250
                                            -----------
                                              7,919,850
                                            -----------
HEALTH SERVICES - 7.2%
Alliance Imaging, Inc.,
   10.375% 04/15/11            4,425,000      4,756,875
AmerisourceBergen Corp.,
   8.125% 09/01/08             2,690,000      2,770,700




See notes to investment portfolio.

June 30, 2002 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)             PAR        VALUE
------------------------------------------------------
SERVICES (CONTINUED)
HEALTH SERVICES (CONTINUED)
Bio-Rad Laboratories, Inc.,
   11.625% 02/15/07          $ 3,475,000    $ 3,874,625
Coventry Health Care, Inc.,
   8.125% 02/15/12             4,190,000      4,231,900
Dynacare, Inc.,
   10.750% 01/15/06            3,915,000      4,052,025
HCA Inc.,
   8.750% 09/01/10             5,420,000      6,064,926
InSight Health Services Corp.,
   9.875% 11/01/11 (a)         1,970,000      1,979,850
Magellan Health Services, Inc.:
   9.000% 02/15/08             8,970,000      3,229,200
   9.375% 11/15/07 (a)          3,080,000     2,371,600
Quest Diagnostic, Inc.,
   7.500% 07/12/11             1,430,000      1,546,516
Radiologix, Inc.,
   10.500% 12/15/08            3,250,000      3,404,375
Res-Care, Inc.,
   10.625% 11/15/08 (a)        4,825,000      4,487,250
United Surgical Partners
   International, Inc.,
   10.000% 12/15/11 (a)        3,600,000      3,708,000
Vanguard Health Systems, Inc.,
   9.750% 08/01/11 (a)         3,380,000      3,515,200
                                            -----------
                                             49,993,042
                                            -----------
HOTELS, CAMPS & LODGING - 1.5%
Host Marriott LP,
   9.500% 01/15/07 (a)         6,025,000      6,055,125
Starwood Hotels & Resorts
   Worldwide, Inc.,
   7.875% 05/01/12 (a)         4,750,000      4,695,660
                                            -----------
                                             10,750,785
                                            -----------
OTHER SERVICES - 0.3%
Corrections Corp.,
   9.875% 05/01/09 (a)         2,340,000      2,386,800
                                            -----------

-------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 25.1%
AEROSPACE - 2.0%
BE Aerospace, Inc.,
   8.875% 05/01/11             2,830,000      2,575,300
L-3 Communications Corp.,
   7.625% 06/15/12 (a)          3,550,000     3,567,750
Sequa Corp.,
   8.875% 04/01/08             1,670,000      1,661,650
TransDigm, Inc.,
   10.375% 12/01/08 (a)        5,700,000      5,856,750
                                            -----------
                                             13,661,450
                                            -----------


                                      PAR        VALUE
------------------------------------------------------
AIR TRANSPORTATION - 1.3%
Northwest Airlines Corp.,
   9.875% 03/15/07           $ 2,845,000    $ 2,532,050
U.S. Airways, Inc.,
   10.375% 03/01/13           11,154,000      6,692,400
                                            -----------
                                              9,224,450
                                            -----------
BROADCASTING - 4.0%
Advanstar Communications, Inc.,
   12.000% 02/15/11            4,050,000      3,280,500
Allbritton Communications Co.,
   9.750% 11/30/07             3,554,000      3,660,620
CanWest Media, Inc.,
   10.625% 05/15/11            4,075,000      4,136,125
Corus Entertainment, Inc.,
   8.750% 03/01/12             1,465,000      1,479,650
Cumulus Media, Inc.,
   10.375% 07/01/08            1,350,000      1,444,500
Emmis Communications Corp.,
   (e) 03/15/11
   (12.500% 03/15/06)          4,275,000      3,078,000
LIN Holding Corp.,
   (e) 03/01/08
   (10.000% 03/01/03)          5,125,000      4,817,500
Sinclair Broadcast Group, Inc.:
   8.750% 12/15/11 (a)         1,625,000      1,633,125
   9.000% 07/15/07               815,000        819,075
TV Azteca SA,
   10.500% 02/15/07            3,730,000      3,580,800
                                            -----------
                                             27,929,895
                                            -----------
CABLE - 6.6%
Cable Satisfaction International,
   Inc.,
   12.750% 03/01/10            6,300,000      3,780,000
Charter Communications
   Holdings LLC:
   (e) 04/01/11
   (9.920% 04/01/04)           8,250,000      3,960,000
   10.000% 04/01/09            3,115,000      2,102,625
   10.750% 10/01/09            3,025,000      2,087,250
   11.125% 01/15/11            1,525,000      1,067,500
Comcast UK Cable Partners
   Ltd.,
   11.200% 11/15/07             5,800,000     5,220,000
Diamond Cable Co.,
   10.750% 02/15/07             4,385,000     1,227,800
Diamond Cable Communication
   PLC,
   11.750% 12/15/05            1,500,000        420,000
EchoStar DBS Corp.,
   9.250% 02/01/06             7,735,000      7,154,875



See notes to investment portfolio.

June 30, 2002 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)             PAR        VALUE
------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
CABLE (CONTINUED)
Insight Communications Co.,
   (e) 02/15/11
   (12.250% 02/15/06)        $ 5,940,000    $ 2,613,600
International CableTel, Inc.,
   11.500% 02/01/06            2,500,000        725,000
Northland Cable Television,
   Inc.,
   10.250% 11/15/07            8,700,000      6,786,000
Ono Finance PLC:
   (b) 03/16/11 (a)                1,200            150
   13.000% 05/01/09            6,320,000      2,275,200
   14.000% 02/15/11            10,145,000     3,652,200
Telewest Communication PLC,
   11.000% 10/01/07            6,600,000      2,574,000
                                            -----------
                                             45,646,200
                                            -----------
COMMUNICATIONS - 0.5%
XM Satellite Radio Holdings, Inc.,
   14.000% 03/15/10            6,370,000      3,630,900
                                            -----------
COMMUNICATIONS SERVICES - 0.6%
Crown Castle International
   Corp.:
   (e) 05/15/11
   (10.375% 05/15/04)          1,465,000        659,250
   10.750% 08/01/11            1,200,000        780,000
SBA Communications, Inc.,
   10.250% 02/01/09            4,680,000      2,667,600
                                            -----------
                                              4,106,850
                                            -----------
ELECTRIC, GAS & SANITARY SERVICES - 2.7%
Allied Waste North America, Inc.:
   8.500% 12/01/08 (a)         5,500,000      5,403,750
   10.000% 08/01/09            9,215,000      9,099,812
HydroChem Industrial Services,
   10.375% 08/01/07            5,605,000      4,371,900
                                            -----------
                                             18,875,462
                                            -----------
ELECTRIC SERVICES - 3.0%
AES Corp.,
   9.500% 06/01/09             5,460,000      3,603,600
Beaver Valley Funding Corp.,
   9.000% 06/01/17             5,860,000      6,496,630
Calpine Corp.,
   8.500% 02/15/11             8,725,000      5,758,500
PSE&G Energy Holdings, Inc.,
   8.625% 02/15/08             2,955,000      2,989,248
Western Resources, Inc.,
   7.875% 05/15/07 (a)         2,000,000      2,022,500
                                            -----------
                                             20,870,478
                                            -----------


                                      PAR        VALUE
------------------------------------------------------
MOTOR FREIGHT & WAREHOUSING - 0.5%
QDI LLC:
   12.000% 06/15/09            $ 753,437      $ 250,518
   12.500% 06/15/08            3,250,000      3,245,938
                                            -----------
                                              3,496,456
                                            -----------
RADIOTELEPHONE COMMUNICATIONS - 1.9%
AirGate PCS, Inc.,
   (e) 10/01/09
   (13.500% 10/01/04)          3,080,000        616,000
Horizon PCS, Inc.,
   13.750% 06/15/11 (a)        3,300,000      1,089,000
Nextel Communications, Inc.:
   (e) 10/31/07
   (9.750% 10/31/02)             275,000        134,750
   9.375% 11/15/09             5,030,000      2,552,725
Nextel International, Inc.:
   (e) 04/15/08
   (12.125% 04/15/03)          5,000,000         50,000
   13.000% 04/15/07            2,875,000         28,750
Nextel Partners, Inc.,
   11.000% 03/15/10            4,150,000      1,660,000
Rogers Cantel, Inc.,
   9.750% 06/01/16             3,610,000      2,707,500
Tritel PCS, Inc.:
   (e) 05/15/09
   (12.750% 05/15/04)          2,889,000      2,311,200
   10.375% 01/15/11              620,000        564,200
US Unwired, Inc.,
   (e) 11/01/09
   (13.375% 11/01/04)          6,130,000      1,409,900
                                            -----------
                                             13,124,025
                                            -----------
RAILROAD - 0.8%
Kansas City Southern,
   7.500% 06/15/09 (a)         2,880,000      2,880,000
TFM SA,
   12.500% 06/15/12 (a)        3,030,000      2,848,200
                                            -----------
                                              5,728,200
                                            -----------
TELECOMMUNICATIONS - 0.6%
Carrier1 International SA,
   13.250% 02/15/09            6,000,000        300,000
RCN Corp.,
   (e) 10/15/07
   (11.125% 10/15/02)          4,855,000        971,000
Time Warner Telecom LLC,
   9.750% 07/15/08             4,460,000      2,096,200
   10.125% 02/01/11            2,270,000      1,066,900
                                            -----------
                                              4,434,100
                                            -----------
TRANSPORTATION SERVICES - 0.6%
Petroleum Helicopters, Inc.,
   9.375% 05/01/09             4,125,000      4,248,750
                                            -----------

-------------------------------------------------------



See notes to investment portfolio.

June 30, 2002 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)             PAR        VALUE
------------------------------------------------------
WHOLESALE TRADE - 0.5%
DURABLE GOODS - 0.5%
Playtex Products, Inc.,
   9.375% 06/01/11           $ 3,000,000    $ 3,195,000
                                            -----------
TOTAL CORPORATE FIXED-INCOME BONDS &
   NOTES (cost of $772,663,563)             651,697,842
                                            -----------

PREFERRED STOCKS - 1.5%            SHARES
--------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 1.5%
BROADCASTING - 0.3%
Sinclair Capital,
   11.625% PIK                    24,400      2,534,550
                                            -----------
CABLE - 1.0%
CSC Holdings Ltd.:
   11.125% PIK                    44,589      2,764,518
   11.750% PIK                    67,981      4,350,784
                                            -----------
                                              7,115,302
                                            -----------
COMMUNICATIONS - 0.1%
Dobson Communication Corp.,
   12.250% PIK                     1,126        529,220
                                            -----------
POLLUTION CONTROL - 0.1%
EnviroSource, Inc.,
   7.250%                         12,501        578,750
                                            -----------
TOTAL PREFERRED STOCKS
   (cost of $19,620,723)                     10,757,822
                                            -----------


COMMON STOCKS - 0.4%
--------------------------------------------------------
MANUFACTURING - 0.3%
CHEMICALS & ALLIED PRODUCTS - 0.0%
Caremark International, Inc.      14,233        181,471
                                            -----------
COMMUNICATIONS EQUIPMENT - 0.3%
EchoStar Communications Corp.,
   Class A                       100,000      1,856,000
                                            -----------
FOOD & KINDRED PRODUCTS - 0.0%
Darling International, Inc. (f)   52,071         42,698
                                            -----------

-------------------------------------------------------
MINING & ENERGY - 0.1%
CRUDE PETROLEUM & NATURAL GAS - 0.0%
Coho Energy, Inc. (f)                750              8
                                            -----------
OIL & GAS EXTRACTION - 0.0%
Orion Refining Corp.               3,322             33
Pioneer Natural Resources Co.      6,957        181,230
                                            -----------
                                                181,263
                                            -----------
OIL & GAS FIELD SERVICES - 0.1%
Parker Drilling Co. (f)          100,000        327,000
                                            -----------

-------------------------------------------------------


                                   SHARES        VALUE
-------------------------------------------------------
SERVICES - 0.0%
BUSINESS SERVICES - 0.0%
Iron Mountain Inc.                 1,657       $ 51,118
                                            -----------
HOTELS, CAMPS & LODGING - 0.0%
Host Marriott Corp.                8,174         92,366
                                            -----------

-------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 0.0%
COMMUNICATIONS - 0.0%
Song Networks Holding
   AB ADR                          28,100         5,058
                                            -----------
ELECTRIC SERVICES - 0.0%
BayCorp Holdings Ltd. (f)             62            738
                                            -----------
LOCAL & SUBURBAN TRANSIT - 0.0%
Greyhound Lines, Inc.:
   12.500% Escrow Receipt (g)      2,000             20
   13.000% Escrow Receipt (g)      1,000             10
                                            -----------
                                                     30
                                            -----------
POLLUTION CONTROL - 0.0%
EnviroSource, Inc.                50,004          9,001
                                            -----------
TELECOMMUNICATIONS - 0.0%
Metrocall, Inc. (f)              100,000          1,000
Nextel Communications, Inc.,
   Class A (f)                   100,000        321,000
                                            -----------
                                                322,000
                                            ------------
TOTAL COMMON STOCKS
   (cost of $4,864,015)                       3,068,751
                                            -----------

WARRANTS - 0.1% (F)                 UNITS
--------------------------------------------------------
MANUFACTURING - 0.0%
RUBBER & PLASTICS - 0.0%
BPC Holdings Corp.,
   expires 04/15/04 (g)            3,500         70,000
Loral Space & Communications
   Ltd., expires 01/15/07 (g)     12,000         12,600
                                            -----------
                                                 82,600
                                            -----------

--------------------------------------------------------
RETAIL TRADE - 0.1%
FOOD STORES - 0.1%
Pathmark Stores, Inc.,
   expires 09/19/10               58,758        296,728
                                            -----------

--------------------------------------------------------
SERVICES - 0.0%
HEALTH SERVICES - 0.0%
Wright Medical Technology,
   Inc., expires 06/30/03          1,441              1
                                            -----------

-------------------------------------------------------




See notes to investment portfolio.

June 30, 2002 (Unaudited)



WARRANTS (F) (CONTINUED)            UNITS        VALUE
------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 0.0%
CABLE - 0.0%
Cable Satisfaction International, Inc.,
   expires 03/01/05                7,550      $  30,200
Ono Finance PLC,
   expires 05/31/09                5,700              6
                                            -----------
                                                 30,206
                                            -----------
COMMUNICATIONS - 0.0%
UbiquiTel Inc.,
   expires 04/15/10 (a)            5,250         26,250
XM Satellite Radio Holdings,
   Inc., expires 03/15/10          2,435         18,871
                                            -----------
                                                 45,121
                                            -----------
COMMUNICATION SERVICES - 0.0%
IPCS Inc.,
   expires 07/15/10                2,500            625
                                            -----------
MOTOR FREIGHT & WAREHOUSING - 0.0%
QDI LLC,
   expires 01/15/07 (a)           10,208             --
                                            -----------
TELECOMMUNICATIONS - 0.0%
Carrier1 International SA,
   expires 02/19/09                2,780             28
Horizon PCS, Inc.,
   expires 10/01/10                4,705          5,881
Jazztel PLC,
   expires 04/01/09                1,435             --
MetroNet Communications Corp.,
   expires 08/15/07                1,250        136,401
                                            -----------
                                                142,310
                                            -----------
TOTAL WARRANTS
   (cost of $8,837,097)                         597,591
                                            -----------

SHORT-TERM OBLIGATION - 2.1%         PAR
-------------------------------------------------------
Repurchase agreement with SBC
  Warburg Ltd., dated 06/28/02,
  due 07/01/02 at 1.900%,
  collateralized by U.S. Treasury
  Bonds and/or Notes with various
  maturities to 11/15/27, market
  value $14,954,922 (repurchase
  proceeds $14,614,314)
  (cost of $14,612,000)      $14,612,000     14,612,000
                                            -----------

TOTAL INVESTMENTS - 97.8%
 (cost of $820,597,398)(h)                  680,734,006
                                            ===========

OTHER ASSETS & LIABILITIES, NET - 2.2%       15,103,685
--------------------------------------------------------
Net Assets - 100.0%                        $695,837,691
                                            ===========




NOTES TO INVESTMENT PORTFOLIO:

(a) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the value of these securities amounted to $133,489,699, which represents 19.2% of net assets.

(b)  Zero coupon bond.

(c) These issuers are in default of certain debt covenants. Income is not being fully accrued.

(d) As of June 30, 2002, the Fund held bonds of Anchor Glass Container Corp., representing 0.4% of net assets. Anchor Glass Container Corp. filed for bankruptcy protection under Chapter 11 on April 15, 2002.

(e) Stepped coupon bond. Currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.

(f)  Non-incoming producing.

(g) Represents fair value as determined in good faith under the direction of the Board of Trustees.

(h) Cost for generally accepted accounting principles is $820,597,398. Cost for federal income tax purposes is $820,061,422. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.



As of June 30, 2002, the Fund had entered into the following forward currency contracts:

 CONTRACTS TO    IN EXCHANGE    SETTLEMENT  UNREALIZED
   RECEIVE            FOR          DATE     DEPRECIATION
---------------------------------------------------------
EUR   5,107,000  US $5,051,631   08/20/02   $(395,122)
GBP   1,605,000  US $2,450,262   08/15/02    (118,197)
                                            -----------
                                            $(513,319)
                                            ===========


           ACRONYM                     NAME
---------------------------------------------------------
             ADR            American Depositary Receipt
             EUR                       Euro
             GBP                  British Pounds
             PIK                  Payment-In-Kind



See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2002 (Unaudited)


ASSETS:
Investments, at cost                     $  820,597,398
                                         --------------
Investments, at value                    $  680,734,006
Cash                                                219
Receivable for:
   Investments sold                           7,695,852
   Fund shares sold                           1,790,450
   Interest                                  16,499,940
   Dividends                                    323,707
Deferred Trustees' compensation plan             19,332
Other assets                                    231,945
                                         --------------
     Total Assets                           707,295,451
                                         --------------
LIABILITIES:
Net unrealized depreciation on forward
     currency contracts                         513,319
Payable for:
   Investments purchased                      5,329,976
   Fund shares repurchased                    1,908,808
   Distributions                              3,070,387
   Management fee                               359,659
   Transfer agent fee                           127,114
   Pricing and bookkeeping fees                  25,104
   Trustees' fee                                  2,875
Deferred Trustees' fee                           19,332
Other liabilities                               101,186
                                         --------------
     Total Liabilities                       11,457,760
                                         --------------
NET ASSETS                               $  695,837,691
                                         ==============
COMPOSITION OF NET ASSETS:
Paid-in capital                          $1,189,628,786
Overdistributed net investment income        (5,471,997)
Accumulated net realized loss              (347,949,863)
Net unrealized depreciation on:
   Investments                             (139,863,392)
   Foreign currency translations               (505,843)
                                         --------------
Net Assets                               $  695,837,691
                                         ==============
CLASS A:
Net assets                               $  344,446,600
Shares outstanding                           82,115,698
                                         ==============
Net asset value per share                $         4.19(a)
                                         ==============
Maximum offering price per share
   ($4.19/0.9525)                        $         4.40(b)
                                         ==============
CLASS B:
Net assets                               $  299,508,489
Shares outstanding                           71,401,361
                                          ==============
Net asset value and offering
   price per share                       $         4.19(a)
                                          ==============
CLASS C:
Net assets                               $   49,513,892
Shares outstanding                           11,804,125
                                         ==============
Net asset value and offering
    price per share                      $         4.19(a)
                                          ==============
CLASS Z:
Net assets                               $    2,368,710
Shares outstanding                              564,706
                                          ==============
Net asset value, offering and redemption
   price per share                       $         4.19
                                          ==============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.



STATEMENT OF OPERATIONS

For the Six Months Ended
June 30, 2002  (Unaudited)


INVESTMENT INCOME:
Dividends                                   $ 1,465,563
Interest                                     31,402,163
                                         --------------
   Total Investment Income                   32,867,726
                                         --------------
EXPENSES:
Management fee                                2,302,131
Distribution fee:
   Class B                                    1,264,508
   Class C                                      197,461
Service fee:
   Class A                                      469,075
   Class B                                      421,503
   Class C                                       65,840
Pricing and bookkeeping fees                    156,077
Transfer agent fee                            1,260,494
Trustees' fee                                    17,251
Custody fee                                      13,136
Other expenses                                  141,740
                                         --------------
   Total Expenses                             6,309,216
Fees waived by Distributor - Class C            (39,444)
Custody earnings credit                          (4,005)
                                         --------------
   Net Expenses                               6,265,767
                                         --------------
Net Investment Income                        26,601,959
                                         --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND AND FOREIGN CURRENCY:
Net realized loss on:
   Investments                              (99,519,717)
   Foreign currency transactions               (139,833)
                                         --------------
     Net realized loss                      (99,659,550)
                                         --------------
Net change in unrealized
   appreciation/depreciation on:
   Investments                               38,657,368
   Foreign currency translations               (511,724)
                                         --------------
     Net change in unrealized
      appreciation/depreciation              38,145,644
                                         --------------
Net Loss                                    (61,513,906)
                                         --------------
Net Decrease in Net Assets
   from Operations                         $(34,911,947)
                                         --------------



See notes to financial statements.

 STATEMENT OF CHANGES IN NET ASSETS

                               (UNAUDITED)
                               SIX MONTHS     YEAR
                                 ENDED        ENDED
INCREASE (DECREASE)             JUNE 30,  DECEMBER 31,
IN NET ASSETS:                    2002        2001
--------------------------------------------------------
OPERATIONS:
Net investment income        $ 26,601,959  $ 84,783,386
Net realized loss on
   investments and foreign
   currency transactions      (99,659,550) (159,973,325)
Net change in unrealized
   appreciation/depreciation
   on investments and foreign
   currency translations       38,145,644   48,093,338
                             ------------   ----------
Net Decrease from Operations  (34,911,947) (27,096,601)
                             ------------   ----------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                    (19,030,147) (39,830,596)
   Class B                    (15,801,811) (37,093,395)
   Class C                     (2,508,666)  (5,053,446)
   Class Z                       (114,921)    (429,510)
Return of capital:
   Class A                             --   (3,463,624)
   Class B                             --   (3,225,600)
   Class C                             --     (439,441)
   Class Z                             --      (37,350)
                             ------------   ----------
Total Distributions Declared
   to Shareholders            (37,455,545) (89,572,962)
                             ------------   ----------
SHARE TRANSACTIONS:
Class A:
   Subscriptions              101,683,597  198,346,266
   Distributions reinvested     9,397,582   20,470,907
   Redemptions               (100,190,842) (185,822,015)
                             ------------   ----------
     Net Increase              10,890,337   32,995,158
                             ------------   ----------
Class B:
   Subscriptions               47,443,310  126,106,357
   Distributions reinvested     7,148,574   17,864,128
   Redemptions                (73,954,013) (173,793,977)
                             ------------   ----------
     Net Decrease             (19,362,129) (29,823,492)
                             ------------   ----------
Class C:
   Subscriptions               12,189,132   29,875,107
   Distributions reinvested     1,559,350    3,544,156
   Redemptions                (11,289,001) (22,638,431)
                             ------------   ----------
     Net Increase               2,459,481   10,780,832
                             ------------   ----------
Class Z:
   Subscriptions                3,604,415    7,109,992
   Distributions reinvested       103,328      465,882
   Redemptions                 (3,097,722)  (5,587,806)
                             ------------   ----------
     Net Increase                 610,021    1,988,068
                             ------------   ----------
Net Increase (Decrease) from
   Share Transactions          (5,402,290)  15,940,566
                             ------------   ----------
Total Decrease in Net Assets  (77,769,782)(100,728,997)
                             ------------   ----------



                               (UNAUDITED)
                               SIX MONTHS     YEAR
                                 ENDED        ENDED
                                JUNE 30,  DECEMBER 31,
                                  2002        2001
------------------------------------------------------
NET ASSETS:
Beginning of period          $773,607,473 $874,336,470
                             ------------  -----------
End of period (including
   overdistributed net
   investment income of
   $(5,471,997) and
   undistributed net
   investment income
   $5,381,589, respectively) $695,837,691 $773,607,473
                             ============  ===========
CHANGES IN SHARES:
Class A:
   Subscriptions               22,359,977   38,923,252
   Issued for distributions
     reinvested                 2,099,751    4,114,587
   Redemptions                (22,163,369) (36,904,850)
                             ------------  -----------
     Net Increase               2,296,359    6,132,989
                             ------------  -----------
Class B:
   Subscriptions               10,416,119   24,896,772
   Issued for distributions
     reinvested                 1,595,866    3,581,341
   Redemptions                (16,409,416) (34,482,255)
                             ------------  -----------
     Net Decrease              (4,397,431)  (6,004,142)
                             ------------  -----------
Class C:
   Subscriptions                2,690,270    5,940,784
   Issued for distributions
     reinvested                   348,494      713,547
   Redemptions                 (2,506,394)  (4,601,135)
                             ------------  -----------
     Net Increase                 532,370    2,053,196
                             ------------  -----------
Class Z:
   Subscriptions                  801,942    1,405,985
   Issued for distributions
     reinvested                    23,093       94,092
   Redemptions                   (688,859)  (1,178,312)
                             ------------  -----------
     Net Increase                 136,176      321,765
                             ------------  -----------



See notes to financial statements.

 NOTES TO FINANCIAL STATEMENTS

June 30, 2002 (Unaudited)




NOTE 1. ACCOUNTING POLICIES

ORGANIZATION

Liberty High Yield Securities Fund (the "Fund"), a series of Liberty Funds Trust I, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open- end management investment company. The Fund's investment goal is to seek high current income and total return by investing primarily in lower rated corporate debt securities. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Forward currency contracts are valued based on the weighted value of exchange traded contracts with similar durations.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Investments for which market quotations are not readily available or quotations which management believes are not appropriate are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS

All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued. At December 31, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

      YEAR OF EXPIRATION    CAPITAL LOSS CARRYFORWARD
-----------------------------------------------------
             2003                  $ 11,709,791
             2007                    11,245,207
             2008                    42,602,518
             2009                   160,217,640
                                    -----------
                                   $225,775,156
                                    ===========

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

Additionally, $22,395,743 of net capital losses attributable to security transactions incurred after October 31, 2001, are treated as arising on January 1, 2002, the first day of the Fund's current taxable year.

INTEREST INCOME, DEBT DISCOUNT
AND PREMIUM

Interest income is recorded on the accrual basis. Premium and discount are being amortized for all debt securities.

DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS

Net realized and unrealized gains (losses) on foreign currency transactions include the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

FORWARD CURRENCY CONTRACTS

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains and losses which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER

Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID
TO AFFILIATES

MANAGEMENT FEE

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.60% annually of the Fund's average daily net assets.

BOOKKEEPING FEE

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. During the six months ended June 30, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $45,168 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $2,262, $543,664 and $17,423 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates. The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $4,005 of custody fees were reduced by balance credits for the six months ended June 30, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY

For the six months ended June 30, 2002, purchases and sales of investments, other than short-term obligations, were $256,231,302 and $254,416,754, respectively.

Unrealized appreciation (depreciation) at June 30, 2002, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation       $ 18,082,971
     Gross unrealized depreciation       (157,410,387)
                                          -----------
     Net unrealized depreciation        $(139,327,416)
                                          ===========

OTHER

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the six months ended June 30, 2002, the Fund had no borrowings under the agreement.

NOTE 5. SUBSEQUENT EVENT

On July 29, 2002, the Fund acquired all the net assets of Stein Roe High Yield Fund pursuant to a plan of reorganization approved by Stein Roe High Yield Fund shareholders on June 28, 2002. All assets of Stein Roe High Yield Fund have been transferred to the Fund in a tax-free exchange and shareholders of Stein Roe High Yield Fund have received shares of the Fund in exchange for their shares as follows:

    Liberty
  High Yield          Stein Roe
  Securities         High Yield
     Fund               Fund
    Shares           Net Assets           Unrealized
    Issued            Received           Depreciation1
------------------------------------------------------
   9,159,894         $37,005,973         $(5,857,438)




                                          Net Assets
  Net Assets         Net Assets           of Liberty
  of Liberty        of Stein Roe          High Yield
  High Yield         High Yield           Securities
  Securities            Fund                 Fund
     Fund            Immediately          Immediately
   Prior to           Prior to               After
  Combination        Combination          Combination
------------------------------------------------------
 $653,647,815        $37,005,973         $690,653,788

1 Unrealized depreciation is included in the Net Assets Received amount above.

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:


                                           (UNAUDITED)
                                           SIX MONTHS
                                               ENDED                         YEAR ENDED DECEMBER 31,
                                             JUNE 30,     --------------------------------------------------------------
CLASS A SHARES                                 2002          2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                         $ 4.62       $ 5.30        $ 6.55       $ 6.76       $ 7.23       $ 6.92
                                              -------      -------        ------       ------       ------       -------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income                            0.16(a)      0.52(a)(b)    0.61(c)      0.60(c)      0.63         0.61
Net realized and unrealized gain
   (loss) on investments and
   foreign currency                             (0.36)       (0.65)(b)     (1.24)       (0.20)       (0.48)        0.31
                                              -------      -------        ------       ------       ------       -------
Total from Investment Operations                (0.20)       (0.13)        (0.63)        0.40         0.15         0.92
                                              -------      -------        ------       ------       ------       -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                      (0.23)       (0.51)        (0.62)       (0.61)       (0.62)       (0.61)
Return of capital                                  --        (0.04)           --           --           --           --
                                              -------      -------        ------       ------       ------       -------
Total Distributions
   Declared to Shareholders                     (0.23)       (0.55)        (0.62)       (0.61)       (0.62)       (0.61)
                                              -------      -------        ------       ------       ------       -------
NET ASSET VALUE,
   END OF PERIOD                               $ 4.19       $ 4.62        $ 5.30       $ 6.55       $ 6.76       $ 7.23
                                              =======      =======        ======       ======       ======       =======
Total return (d)                                (4.59)%(e)   (2.78)%      (10.28)%       6.17%        2.12%       13.87%
                                              =======      =======        ======       ======       ======       =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                     1.26%(g)     1.22%         1.16%        1.21%        1.21%        1.20%
Net investment income (f)                        7.31%(g)    10.34%(b)     10.00%        9.02%        8.81%        8.53%
Portfolio turnover rate                            36%(e)       62%           28%          42%          97%         115%
Net assets, end of period (000's)            $344,447     $369,043      $390,917     $540,201     $568,125     $600,107

(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.05, increase net realized and unrealized loss per share by $0.05 and increase the ratio of the net investment income to average net assets from 9.76% to 10.34%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(g)  Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                           (UNAUDITED)
                                           SIX MONTHS
                                              ENDED                         YEAR ENDED DECEMBER 31,
                                             JUNE 30,     --------------------------------------------------------------
CLASS B SHARES                                 2002          2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                         $ 4.62       $ 5.30        $ 6.55       $ 6.76       $ 7.23       $ 6.92
                                              -------      -------        ------       ------       ------       -------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income                            0.15(a)      0.48(a)(b)    0.56(c)      0.55(c)      0.58         0.56
Net realized and unrealized gain
   (loss) on investments and
   foreign currency                             (0.37)       (0.65)(b)     (1.24)       (0.20)       (0.48)        0.31
                                              -------      -------        ------       ------       ------       -------
Total from Investment Operations                (0.22)       (0.17)        (0.68)        0.35         0.10         0.87
                                              -------      -------        ------       ------       ------       -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                      (0.21)       (0.47)        (0.57)       (0.56)       (0.57)       (0.56)
Return of capital                                  --        (0.04)           --           --           --           --
                                              -------      -------        ------       ------       ------       -------
Total Distributions
   Declared to Shareholders                     (0.21)       (0.51)        (0.57)       (0.56)       (0.57)       (0.56)
                                              -------      -------        ------       ------       ------       -------
NET ASSET VALUE,
   END OF PERIOD                               $ 4.19       $ 4.62        $ 5.30       $ 6.55       $ 6.76       $ 7.23
                                              =======      =======        ======       ======       ======       =======
Total return (d)                                (4.95)%(e)   (3.51)%      (10.96)%       5.38%        1.36%       13.03%
                                              =======      =======        ======       ======       ======       =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                     2.01%(g)     1.97%         1.91%        1.96%        1.96%        1.95%
Net investment income (f)                        6.56%(g)     9.59%(b)      9.25%        8.27%        8.06%        7.78%
Portfolio turnover rate                            36%(e)       62%           28%          42%          97%         115%
Net assets, end of period (000's)            $299,508     $350,464      $433,949     $627,057     $573,626     $513,977

(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.05, increase net realized and unrealized loss per share by $0.05 and increase the ratio of the net investment income to average net assets from 9.02% to 9.59%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(g)  Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                           (UNAUDITED)
                                           SIX MONTHS
                                              ENDED                        YEAR ENDED DECEMBER 31,
                                             JUNE 30,     --------------------------------------------------------------
CLASS C SHARES                                 2002          2001         2000         1999         1998        1997(a)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                         $ 4.62       $ 5.30        $ 6.55       $ 6.76       $ 7.23       $ 6.92
                                              -------      -------        ------       ------       ------       -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.15(b)      0.49(b)(c)    0.57(d)      0.56(d)      0.58         0.56
Net realized and unrealized gain
   (loss) on investments and
   foreign currency                             (0.37)       (0.65)(c)     (1.24)       (0.20)       (0.47)        0.31
                                              -------      -------        ------       ------       ------       -------
Total from Investment Operations                (0.22)       (0.16)        (0.67)        0.36         0.11         0.87
                                              -------      -------        ------       ------       ------       -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                      (0.21)       (0.48)        (0.58)       (0.57)       (0.58)       (0.56)
Return of capital                                  --        (0.04)           --           --           --           --
                                              -------      -------        ------       ------       ------       -------
Total Distributions
   Declared to Shareholders                     (0.21)       (0.52)        (0.58)       (0.57)       (0.58)       (0.56)
                                              -------      -------        ------       ------       ------       -------
NET ASSET VALUE,
   END OF PERIOD                               $ 4.19       $ 4.62        $ 5.30       $ 6.55       $ 6.76       $ 7.23
                                              =======      =======        ======       ======       ======       =======
Total return (e)                               (4.88)%(f)(g) (3.37)%(f)   (10.78)%(f)    5.54%(f)     1.51%(f)    13.11%
                                              =======      =======        ======       ======       ======       =======
RATIOS TO AVERAGE NET ASSETS:

Expenses (h)                                     1.86%(i)     1.82%         1.76%        1.81%        1.81%        1.85%
Net investment income (h)                        6.71%(i)     9.74%(c)      9.40%        8.42%        8.21%        7.88%
Waiver/reimbursement                             0.15%(i)     0.15%         0.15%        0.15%        0.15%          --
Portfolio turnover rate                            36%(g)       62%           28%          42%          97%         115%
Net assets, end of period (000's)            $ 49,514     $ 52,122      $ 48,904     $ 56,068     $ 34,302     $ 17,977

(a)  Class D shares were redesignated Class C shares on July 1, 1997.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.05, increase net realized and unrealized loss per share by $0.05 and increase the ratio of the net investment income to average net assets from 9.16% to 9.74%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(d) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(i)  Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                                                      (UNAUDITED)
                                                                      SIX MONTHS
                                                                         ENDED          YEAR ENDED DECEMBER 31,
                                                                        JUNE 30,       ---------------------------------
CLASS Z SHARES                                                            2002          2001        2000        1999(a)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $ 4.62       $ 5.30       $ 6.55       $ 6.79
                                                                          ------       ------       ------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                       0.17(b)      0.53(b)(c)   0.62(d)      0.60(d)
Net realized and unrealized loss on investments
   and foreign currency                                                    (0.37)       (0.65)(c)    (1.24)       (0.23)
                                                                          ------       ------       ------       -------
Total from Investment Operations                                           (0.20)       (0.12)       (0.62)        0.37
                                                                          ------       ------       ------       -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                 (0.23)       (0.52)       (0.63)       (0.61)
Return of capital                                                             --        (0.04)          --           --
                                                                          ------       ------       ------       -------
Total Distributions Declared to Shareholders                               (0.23)       (0.56)       (0.63)       (0.61)
                                                                          ------       ------       ------       -------
NET ASSET VALUE, END OF PERIOD                                            $ 4.19       $ 4.62       $ 5.30       $ 6.55
                                                                          ======       ======       ======       =======
Total return (e)                                                           (4.47)%(f)   (2.53)%     (10.06)%       5.83%(f)
                                                                          ======       ======       ======       =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)                                                                1.01%(h)     0.97%        0.91%        0.95%(h)
Net investment income (g)                                                   7.56%(h)    10.59%(c)    10.25%        9.22%(h)
Portfolio turnover rate                                                       36%(f)       62%          28%          42%(f)
Net assets, end of period (000's)                                        $ 2,369      $ 1,978        $ 566        $ 418

(a) Class Z shares were initially offered on January 8, 1999. Per share amounts reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.05, increase net realized and unrealized loss per share by $0.05 and increase the ratio of the net investment income to average net assets from 10.01% to 10.59%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(d) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(h)  Annualized.

 TRANSFER AGENT

Important Information About This Report

The Transfer Agent for Liberty High Yield Securities Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081

Please make a note of our new mailing address, effective immediately.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Liberty High Yield Securities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus, which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty High Yield Securities Fund

Liberty High Yield Securities Fund  SEMIANNUAL REPORT, JUNE 30, 2002

[logo: LibertyFunds]
A Member of Columbia Management Group

(c) 2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA  02111-2621



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730-03/319K-0602 (08/02) 02/1543